Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value [Abstract]
Schedule of Estimated Fair Values	The following is a summary of the carrying amounts and estimated fair values of these financial instruments as of December 31, 2023 and 2022 (in thousands):
	As of December 31, 2023		As of December 31, 2022
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Notes receivable from affiliate (Level 3)	$15,000	$15,000	$15,000	$15,000
Line of credit (Level 2)	$4,802	$4,802	$4,898	$4,898
Line of credit (Level 3)	$2,528	$2,435	$1,158	$1,114
Long-term debt (Level 2)	$1,378	$1,334	$1,673	$1,624
Warrants liabilities (Level 3)	$17	$17	$28	$28